EVENT AFTER THE BALANCE SHEET DATE (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares sold			2,425,999
Forecast [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	270,000	63,279
Net proceeds from sale	$ 1,300	$ 300